JOHN HANCOCK CAPITAL SERIES
200 Berkeley Street
Boston, MA 02116
February 28, 2025
VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
RE:
John Hancock Capital Series (the “Trust”), on behalf of:
John Hancock Classic Value Fund; and
John Hancock U.S. Global Leaders Growth Fund (collectively, the “Funds”)
File Nos. 002-29502; 811-01677
CERTIFICATION UNDER RULE 497(j)
Ladies and Gentlemen:
On behalf of the Trust, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended (the “Securities Act”), please accept this letter as notice that the forms of Prospectuses and Statement of Additional Information for the Funds that would have been filed under paragraph (c) of Rule 497 would not have differed from the Prospectuses and Statement of Additional Information, each dated March 1, 2025, contained in Post-Effective Amendment No. 112 to the Trust’s Registration Statement on Form N-1A under the Securities Act and Amendment No. 90 to its Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the U.S. Securities and Exchange Commission on February 26, 2025 via EDGAR, accession number 0001193125-25-036723.
If you have any questions or comments, please call me at 617-663-3679.
Sincerely,
/s/ Mara Moldwin
Mara Moldwin Assistant Secretary of the Trust